INTEREST IN SYNTHETIC GUARANTEED INVESTMENT CONTRACTS (Details) - EBP, NGSP - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment, contract value	$ 3,052,155	$ 3,161,481
Synthetic guaranteed investment contracts
EBP, Master Trust [Line Items]
Investment, contract value	$ 3,052,155	$ 3,161,481